Reinsurance - Schedule of Reinsurance Expenses and Benefits (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Insurance Contracts [Abstract]
Recovered claims and benefits	$ 1,955	$ 1,839
Commissions	70	74
Reserve adjustments	26	25
Operating expenses and other	80	83
Reinsurance (expenses) recoveries	$ 2,131	$ 2,021